Share-Based Payment (Details) - Schedule of status of RSUs - RSU [Member]	12 Months Ended
Dec. 31, 2022 shares
Schedule of Status of RSUs [Abstract]
Outstanding at beginning of year
Granted	6,193,757
Vested	(1,562,829)
Forfeited and cancelled	(59,559)
Outstanding at end of year	4,571,369